QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended			24 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
QUARTERLY FINANCIAL DATA (UNAUDITED)
Interest income	$ 5,474	$ 5,468	$ 5,650	$ 5,840	$ 6,044	$ 6,238	$ 6,382	$ 6,466	$ 6,440	$ 16,127	$ 17,534	$ 23,002	$ 25,526	$ 27,511
Net interest income	4,570	4,285	4,329	4,451	4,509	4,616	4,628	4,619	4,454	13,272	13,289	17,574	18,317	18,137
Provision for loan losses	129	80	115	71	230	310	360	390	360	379	416	496	1,420	1,878
Gain (loss) on sale of securities	4	88	(35)	(38)	11	301	133	7	134	152	(62)	26	575	827
Other-than-temporary-impairment					(200)	(243)	(50)		(4)		(200)	(200)	(297)	(1,560)	(13,500)
Income before income taxes	1,425	1,338	1,793	1,327	1,130	1,565	1,398	1,020	798	4,493	4,250	5,588	4,781	2,419
Net income	1,046	1,021	1,220	928	799	1,071	957	726	570	3,287	2,947	3,968	3,324	1,854
Preferred stock dividends			339	168	169	168	167	168	167		557	557	670	664
Net income available to common shareholders	$ 1,046	$ 1,021	$ 881	$ 760	$ 630	$ 903	$ 790	$ 558	$ 403	$ 3,287	$ 2,271	$ 3,292	$ 2,654	$ 1,190
Net income per share, basic (in dollars per share)	$ 0.20	$ 0.20	$ 0.19	$ 0.23	$ 0.19	$ 0.27	$ 0.24	$ 0.17	$ 0.12	$ 0.62	$ 0.60	$ 0.79	$ 0.81	$ 0.36
Net income per share, diluted (in dollars per share)	$ 0.20	$ 0.19	$ 0.19	$ 0.23	$ 0.19	$ 0.27	$ 0.24	$ 0.17	$ 0.12	$ 0.62	$ 0.60	$ 0.79	$ 0.81	$ 0.36